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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Angelo, Gordon & Co., L.P.
Address:  245 Park Avenue, 26th Floor
          New York, New York 10167

Form 13F File Number:     028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kirk P. Wickman
Title:      Chief Administrative Officer
Phone:      212-692-2010

Signature, Place, and Date of Signing:

/s/ Kirk P. Wickman        New York, New York                February 14, 2013
--------------------       ------------------                -----------------
    [Signature]              [City, State]                         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                         0
                                                 -----------

Form 13F Information Table Entry Total:                   51
                                                 -----------

Form 13F Information Table Value Total:           $1,112,422
                                                 -----------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          -----------------------       -------

     None.

                                                   Angelo, Gordon & Co., L.P.
                                                   Form 13F Information Table
                                                Quarter ended December 31, 2012

        COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5     COLUMN 6   COLUMN 7        COLUMN 8
                                                          VALUE       SHRS or    SH/  PUT/  INVE  OTH        VOTING AUTHORITY
     NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)     PRN AMT    PRN  CALL  DISC  MAN      SOLE     SHARED  NONE
-------------------------  ---------------   ---------  ----------  -----------  ---  ----  ----  ----  ----------  ------  ----
AG MTG INVT TR INC         COM               001228105  $    9,392      400,000  SH         SOLE            400,000
AK STL CORP                NOTE 5.000%11/1   001546AP5  $    7,425    6,600,000  PRN        SOLE          6,600,000
AIRTRAN HLDGS INC          NOTE 5.250%11/0   00949PAD0  $   29,718   23,093,000  PRN        SOLE         23,093,000
ALLEGHENY TECHNOLOGIES INC COM               01741R102  $    2,930       96,500  SH         SOLE             96,500
ALLIANCE DATA SYSTEMS CORP NOTE 4.750% 5/1   018581AC2  $   70,228   22,927,000  PRN        SOLE         22,927,000
AMERICAN CAP MTG INVT CORP COM               02504A104  $   14,769      626,611  SH         SOLE            626,611
ARBITRON INC               COM               03875Q108  $    4,276       91,600  SH   CALL  SOLE             91,600
CNO FINL GROUP INC         DBCV 7.000%12/3   12621EAC7  $    9,062    5,102,000  PRN        SOLE          5,102,000
CNO FINL GROUP INC         DBCV 7.000%12/3   12621EAE3  $    2,520    1,419,000  PRN        SOLE          1,419,000
CEMEX SAB DE CV            NOTE 3.750% 3/1   151290BC6  $   55,108   48,500,000  PRN        SOLE         48,500,000
CENTRAL EUROPEAN MEDIA     NOTE 5.000%11/1   153443AH9  $   40,241   44,100,000  PRN        SOLE         44,100,000
CHIQUITA BRANDS INTL INC   NOTE 4.250% 8/1   170032AT3  $    5,655    6,500,000  PRN        SOLE          6,500,000
CINEDIGM DIGITAL CINEMA
CORP                       COM               172407108  $    1,929    1,377,613  SH         SOLE          1,377,613
CLEAR CHANNEL OUTDOOR
HLDGS                      CL A              18451C109  $   10,141    1,444,633  SH         SOLE          1,444,633
CLEARWIRE CORP NEW         CL A              18538Q105  $    8,670    3,000,000  SH         SOLE          3,000,000
COVENTRY HEALTH CARE INC   COM               222862104  $   13,028      290,600  SH   CALL  SOLE            290,600
CYMER INC                  COM               232572107  $   29,724      328,700  SH         SOLE            328,700
DENDREON CORP              NOTE 2.875% 1/1   24823QAC1  $    8,683   11,500,000  PRN        SOLE         11,500,000
FAIRPOINT COMMUNICATIONS
INC                        COM NEW           305560302  $   40,752    5,128,325  SH         SOLE          5,128,325
FIDELITY NATIONAL
FINANCIAL                  NOTE 4.250% 8/1   31620RAE5  $   10,614    8,300,000  PRN        SOLE          8,300,000
GILEAD SCIENCES INC        NOTE 1.00% 5/0    375558AN3  $   90,951   55,500,000  PRN        SOLE         55,500,000
HERTZ GLOBAL HOLDINGS INC  NOTE 5.250% 6/0   42805TAA3  $   15,216    7,500,000  PRN        SOLE          7,500,000
HORSEHEAD HLDG CORP        NOTE 3.800% 7/0   440694AB3  $    1,451    1,500,000  PRN        SOLE          1,500,000
INCYTE CORP                NOTE 4.750%10/0   45337CAJ1  $   20,524   10,333,000  PRN        SOLE         10,333,000
INTEL CORP                 SDCV 3.250% 8/0   458140AF7  $   23,438   20,000,000  PRN        SOLE         20,000,000
JINKOSOLAR HLDG CO LTD     NOTE 4.000% 5/1   47759TAA8  $    4,417   10,500,000  PRN        SOLE         10,500,000
LIBERTY MEDIA CORP NEW     DEB 3.125% 3/3    530718AF2  $   57,171   39,394,000  PRN        SOLE         39,394,000
MCMORAN EXPLORATION CO     COM               582411104  $   19,260    1,200,000  SH         SOLE          1,200,000
METROPCS COMMUNICATIONS
INC                        COM               591708102  $   34,790    3,500,000  SH         SOLE          3,500,000
MYLAN INC                  NOTE 3.750% 9/1   628530AJ6  $   18,068    8,500,000  PRN        SOLE          8,500,000
NEXEN INC                  COM               65334H102  $    4,041      150,000  SH   CALL  SOLE            150,000
OMNICOM GROUP INC          NOTE 7/3          681919AV8  $    7,525    4,065,600  PRN        SOLE          4,065,600
ONYX PHARMACEUTICALS INC   NOTE 4.000% 8/1   683399AB5  $   20,244   10,000,000  PRN        SOLE         10,000,000
PLAINS EXPL& PRODTN CO     COM               726505100  $   14,082      300,000  SH         SOLE            300,000
PULSE ELECTRONICS CORP     NOTE 7.000%12/1   74586WAA4  $    3,441    5,000,000  PRN        SOLE          5,000,000
QUAD / GRAPHICS INC        COM CL A          747301109  $   44,922    2,203,161  SH         SOLE          2,203,161
RLJ ENTMT INC              COM               74965F104  $    2,361      472,103  SH         SOLE            472,103
SPDR S&P 500 ETF TR        TR UNIT           78462F103  $   28,482      200,000  SH   PUT   SOLE            200,000
SANOFI                     RIGHT 12/31/2020  80105N113  $    5,878    3,457,600  SH         SOLE          3,457,600
SCHOOL SPECIALTY INC       SDCV 3.750%11/3   807863AM7  $    4,261    8,500,000  PRN        SOLE          8,500,000
SHAW GROUP INC             COM               820280105  $   37,288      800,000  SH         SOLE            800,000
SOLARFUN POWER HOLDINGS
CO L                       NOTE 3.500% 1/1   83415UAB4  $    3,800    5,000,000  PRN        SOLE          5,000,000
SPRINT NEXTEL CORP         COM SER 1         852061100  $   12,758    2,250,000  SH         SOLE          2,250,000
THOMPSON CREEK METALS
CO INC                     UNIT 99/99/9999   884768300  $    9,639      450,000  SH         SOLE            450,000
TIME WARNER TELECOM INC    DBCV 2.375% 4/0   887319AC5  $   20,612   15,066,000  PRN        SOLE         15,066,000
TRINITY INDS INC           COM               896522109  $      996       27,800  SH         SOLE             27,800
TRIUMPH GROUP INC NEW      NOTE 2.625%10/0   896818AB7  $   46,068   19,200,000  PRN        SOLE         19,200,000
UAL CORP                   NOTE 6.000%10/1   902549AJ3  $   57,208   20,770,000  PRN        SOLE         20,770,000
VERISIGN INC               SDCV 3.250% 8/1   92343EAD4  $   17,658   14,000,000  PRN        SOLE         14,000,000
VIRGIN MEDIA INC           NOTE 6.500%11/1   92769LAB7  $   76,974   37,400,000  PRN        SOLE         37,400,000
WESCO INTL INC             DBCV 6.000% 9/1   95082PAH8  $   34,033   13,737,000  PRN        SOLE         13,737,000

Total Fair Market Value (in thousands):                 $1,112,422
